SUBSEQUENT EVENTS (Details Narrative) - Dec. 31, 2014 - USD ($)	Total
March 9, 2015 [Member]
Units of shares purchased by investors	5,000,000
Purchase price per share	$ 0.20
Total purchase price	$ 950,000
Net of finders’ fee and offering expenses	$ 50,000
Percentage of number of shares of common stock sold in the offering to the placement agents	2.50%
January 12, 2015 [Member]
Units of shares purchased by investors	7,320,000
Purchase price per share	$ 0.20
Total purchase price	$ 1,250,000
Net of finders’ fee and offering expenses	$ 214,000
Percentage of number of shares of common stock sold in the offering to the placement agents	5.00%
January 12, 2015 [Member] | Series A Warrant [Member]
Exercise price of the warrants	$ 1.50
Maturity term of warrants	5 years
January 12, 2015 [Member] | Series B Warrant [Member]
Exercise price of the warrants	$ 0.40
Maturity term of warrants	6 months
January 12, 2015 [Member] | Series C Warrant [Member]
Exercise price of the warrants	$ 1.00
Maturity term of warrants	5 years
January 12, 2015 [Member] | Series D Warrant [Member]
Exercise price of the warrants	$ 0.75
Maturity term of warrants	5 years
January 12, 2015 [Member] | Series E Warrant [Member]
Exercise price of the warrants	$ 1.25
Maturity term of warrants	5 years